Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares
Consolidated Balance Sheets
Short-term investments measured at fair value	¥ 268,212	¥ 285,202
Accounts receivable, allowance for credit losses	12,010	17,199
Amounts due from related parties, allowance for credit losses	8,168	7,484
Loan receivables, allowance for credit losses	79,570	74,059
Long-term investments measured at fair value	790,747	703,246
Net of allowance for credit losses	¥ 13,431	¥ 13,431
Ordinary shares, shares authorized | shares	1,000,000,000	1,000,000,000
Ordinary shares, shares issued | shares	335,258,287	335,153,359
Ordinary shares, shares outstanding | shares	333,370,340	330,393,534